UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: February 28, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2010

Semi-Annual Report

Western Asset
Money
Market
Fund

Western Asset
Government
Money
Market
Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Legg Mason Partners Money Market Trust

Funds’ objective

Each Fund seeks maximum current income and preservation of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Money Market Fund and Western Asset Government Money Market Fund for the six-month reporting period ended February 28, 2010.

Please read on for each Fund’s performance information and a detailed look at prevailing economic and market conditions during the Funds’ reporting period. Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

• Fund prices and performance,

• Market insights and commentaries from our portfolio managers, and

• A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 26, 2010

Legg Mason Partners Money Market Trust | III

Investment commentary

Economic review

The lengthiest recession since the Great Depression finally appeared to have ended during the reporting period.

Looking back, the U.S. Department of Commerce reported that first quarter 2009 U.S. gross domestic product (“GDP”)i contracted 6.4%. The economic environment then started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department reported that third quarter 2009 GDP growth was 2.2%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program, its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales, and tax credits for first-time home buyers. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.6%. The Commerce Department cited a slower drawdown in business inventories and renewed consumer spending as contributing factors spurring the economy’s higher growth rate.

Even before GDP data started to meaningfully improve, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI data subsequently showed that manufacturing expanded from September through February 2010 as well. January’s PMI reading of 58.4 was its highest level since August 2004. Manufacturing then took a modest step backward in February as the PMI was 56.5.

While the housing market has shown signs of life, a continued large inventory of unsold homes could lead to a choppy recovery. At the end of February 2010, there was an 8.6 month supply of unsold homes, up from a 7.8 month supply the prior month. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that month-over-month home prices rose for the seventh straight month in December (on a seasonally-adjusted basis). However, according to the National Association of Realtors, existing home sales fell by 16.2% in December 2009, 7.2% in January 2010 and 0.6% in February. December’s decline was not surprising, given sales had moved higher in November as first-time home buyers rushed to complete sales before the original November deadline for the government’s $8,000 tax credit. However, with the government extending this tax credit until the end of April 2010, January’s and February’s sales declines were disappointing.

One area that remained weak — and could potentially jeopardize the economic recovery — was the labor market. While monthly job losses have moderated compared to the first quarter of 2009, the unemployment rate remained elevated during the reporting period. After reaching a twenty-six-year high of 10.1% in October 2009, the unemployment rate fell to 10.0% for November and December and subsequently declined to 9.7% in January, where it also remained at the end of February. However, according to revised U.S. Department of Labor figures, roughly 600,000 more jobs were lost in 2009 than previously reported. In addition, 8.4 million jobs have been lost since the recession officially began in December 2007.

Financial market overview

In a continuation from the second calendar quarter of 2009, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds during the six months ended February 28, 2010.

In the fixed-income market, riskier sectors, such as high-yield bonds and emerging market debt, significantly outperformed U.S. Treasuries. This was in sharp contrast to the latter part of 2008 and early 2009, when the financial markets were negatively impacted by periods of extreme volatility, illiquidity and heightened risk aversion. There were a number of factors contributing to the continued turnaround in the financial markets, including improving economic conditions, renewed investor confidence and the accommodative monetary policy by the Federal Reserve Board (“Fed”)iv.

While economic news often surprised on the upside during the reporting period, incoming economic data did not suggest a dramatic rebound in growth in 2010. Given this, the Fed kept the federal funds ratev in a range of 0 to 1/4 percent during each of its four meetings during the period. At its meeting in March 2010

IV | Legg Mason Partners Money Market Trust

Investment commentary (cont’d)

(subsequent to the close of the reporting period), the Fed said it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed did take a first step in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 0.50% to 0.75%. The Fed also expects to end its $1.25 trillion mortgage securities purchase program by the end of the first quarter of 2010.

Fixed-income market review

Continuing the trend that began in early 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the six months ended February 28, 2010. While risk aversion ruled the fixed-income markets during much of 2008 and early 2009, by the end of the first quarter of 2009, there was robust demand for riskier, and higher-yielding, fixed-income securities. Despite some temporary setbacks, riskier assets continued to perform well during the reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. After starting the period at 0.97% and 3.40%, respectively, two- and ten-year Treasury yields then generally declined through the end of November, with two- and ten-year Treasury yields falling to 0.67% and 3.21%, respectively. With economic data further improving at the end of 2009, yields then moved sharply higher in December, with two- and ten-year Treasury yields rising to 1.14% and 3.85%, respectively, on December 31st. However, some mixed economic data then caused yields to decline again in January. Treasuries then traded in a relatively narrow range in February, as investors digested incoming economic data. Two- and ten-year Treasuries ended the reporting period at 0.81% and 3.61%, respectively.

In contrast to their short-term counterparts, longer-term Treasury yields moved higher over the reporting period due to fears of inflation given the government’s massive stimulus program. At the same time, with risk aversion being replaced with robust risk appetite, spread sector prices moved higher. With the Fed keeping the federal funds rate at a historical low, the yields available from money market securities remained extremely low during the reporting period.

Performance review

Western Asset Money Market Fund

As of February 28, 2010, the seven-day current yield for Class A shares of Western Asset Money Market Fund (the “Money Market Fund”) was 0.07% and the seven-day effective yield, which reflects compounding, was 0.07%.1

Western Asset Government Money Market Fund

As of February 28, 2010, the seven-day current yield for Class A shares of Western Asset Government Money Market Fund (the “Government Money Market Fund”) was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Legg Mason Partners Money Market Trust Yields as of February 28, 2010 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Money Market Fund:

Class A	0.07%	0.07%

Class B	0.01%	0.01%

Class C	0.01%	0.01%

Class I	0.07%	0.07%

Government Money Market Fund:

Class A	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Money Market Trust |  V

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares of the Money Market Fund would have been -0.26%; the seven-day current yield and the seven-day effective yield for Class B shares of the Money Market Fund would have been -0.89%; the seven-day current yield and the seven-day effective yield for Class C shares of the Money Market Fund would have been -0.87%; the seven-day current yield and the seven-day effective yield for Class I shares of the Money Market Fund would have been -0.14%; and the seven-day current yield and the seven-day effective yield for Class A shares of the Government Money Market Fund would have been -0.32%.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 26, 2010

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Funds. Please see the Funds’ prospectus for more information on these and other risks.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

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Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 1

Fund at a glance† (unaudited)

Western Asset Money Market Fund

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2010 and August 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Fund at a glance† (unaudited) (cont’d)

Western Asset Government Money Market Fund

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2010 and August 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 3

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2009 and held for the six months ended February 28, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†		Expenses Paid During the Period[3]

Western Asset Money Market Fund

Class A	0.03%	$1,000.00	$1,000.30	0.28	%‡	$1.39

Class B	0.00 [4]	1,000.00	1,000.00	0.33		1.64

Class C	0.00 [4]	1,000.00	1,000.00	0.33		1.64

Class I	0.03	1,000.00	1,000.30	0.27		1.34

Western Asset Government Money Market Fund

Class A	0.00%[4]	$1,000.00	$1,000.00	0.36	%‡	$1.79

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†		Expenses Paid During the period[3]

Western Asset Money Market Fund

Class A	5.00%	$1,000.00	$1,023.41	0.28	%‡	$1.40

Class B	5.00	1,000.00	1,023.16	0.33		1.66

Class C	5.00	1,000.00	1,023.16	0.33		1.66

Class I	5.00	1,000.00	1,023.46	0.27		1.35

Western Asset Government Money Market Fund

Class A	5.00%	$1,000.00	$1,023.01	0.36	%‡	$1.81

[1]	For the six months ended February 28, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

[4]	Amount represents less than 0.005%.

‡	The Treasury Guarantee Program fees incurred by the Funds are included in the expense ratios. These fees are not covered by any expense cap currently in effect.

†	In order to maintain a minimum yield, additional waivers were implemented.

4 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Schedules of investments (unaudited)

February 28, 2010

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.6%

Bank Notes — 3.1%

Bank of America N.A.	0.420%	3/25/10	$100,000,000	$100,000,000	(a)

Bank of America N.A.	0.340%	4/5/10	50,000,000	50,000,000	(a)

Bank of America N.A.	0.499%	10/22/10	50,000,000	50,000,000	(b)

Bank of America N.A.	0.329%	1/27/11	179,000,000	179,000,000	(b)

Chase Bank USA	0.180%	5/10/10	69,000,000	69,000,000

Total Bank Notes				448,000,000

Certificates of Deposit — 30.5%

Abbey National Treasury Services PLC	0.268%	12/10/10	150,000,000	150,000,000	(b)

ABN Amro Bank NV	0.410%	7/7/10	135,000,000	135,000,000

Banco Bilbao Vizcaya	0.305%	6/4/10	65,000,000	65,000,856

Bank of Montreal	0.200%	3/10/10	105,000,000	105,000,000

Bank of Montreal	0.200%	3/16/10	8,000,000	8,000,000

Bank of Montreal	0.180%	3/26/10	156,000,000	156,000,000

Bank of Montreal	0.190%	4/22/10	74,000,000	74,000,000

Bank of Nova Scotia	0.180%	4/14/10	97,000,000	97,000,000

Bank of Nova Scotia	0.200%	6/1/10	85,000,000	85,000,000

Bank of Nova Scotia	0.300%	8/16/10	75,000,000	75,000,000

Bank of Tokyo Mitsubishi	0.220%	3/24/10	105,000,000	105,000,000

Bank of Tokyo Mitsubishi	0.300%	7/12/10	75,000,000	75,000,000

Barclays Bank PLC	0.540%	3/16/10	69,000,000	69,000,000

Barclays Bank PLC	0.200%	3/31/10	50,000,000	50,000,000

Barclays Bank PLC	0.480%	4/8/10	102,500,000	102,500,000

Barclays Bank PLC	0.648%	12/10/10	100,000,000	100,000,000	(b)

BNP Paribas NY Branch	0.240%	5/13/10	100,000,000	100,000,000

BNP Paribas NY Branch	0.360%	5/20/10	100,000,000	100,000,000

BNP Paribas NY Branch	0.310%	8/6/10	100,000,000	100,000,000

BNP Paribas NY Branch	0.300%	8/18/10	65,000,000	65,000,000

Calyon NY Branch	0.385%	3/15/10	80,000,000	80,002,045	(b)

Canadian Imperial Bank	0.240%	3/8/10	40,000,000	40,000,000

Canadian Imperial Bank	0.170%	4/5/10	101,500,000	101,499,013

Citibank N.A.	0.210%	4/23/10	180,000,000	180,000,000

Credit Suisse NY	1.925%	4/23/10	75,000,000	75,159,803

Credit Suisse NY	0.249%	7/29/10	100,000,000	100,000,000	(b)

Deutsche Bank AG NY	0.190%	4/7/10	205,000,000	205,000,000

Deutsche Bank AG NY	0.280%	7/26/10	108,500,000	108,500,000

DnB NOR Bank ASA	0.307%	9/10/10	75,000,000	75,000,000	(b)

Intesa San Paolo SpA	0.431%	8/20/10	70,000,000	70,000,000	(b)

National Bank of Canada	0.340%	4/22/10	97,000,000	97,000,000

National Bank of Canada	0.310%	5/4/10	85,000,000	85,000,000

Rabobank Nederland NV	0.270%	7/15/10	125,000,000	125,000,000

Rabobank Nederland NY	0.340%	3/17/10	80,000,000	80,000,000

Rabobank Nederland NY	0.250%	5/25/10	34,000,000	34,000,000

Rabobank Nederland NY	0.300%	6/10/10	108,000,000	108,000,000

Royal Bank of Canada	0.300%	3/22/10	90,000,000	90,000,000

Royal Bank of Canada	0.250%	7/21/10	56,000,000	56,000,000

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 5

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Certificates of Deposit — continued

Societe Generale NY	0.549%	5/5/11	$100,000,000	$100,000,000	(b)

Svenska Handelsbanken NY	0.305%	5/13/10	124,000,000	124,001,255

Svenska Handelsbanken NY	0.259%	7/23/10	100,000,000	100,001,973	(b)

Toronto Dominion Bank NY	0.190%	3/22/10	150,000,000	150,000,000

Toronto Dominion Bank NY	0.231%	2/4/11	80,000,000	80,000,000	(b)

UBS AG Stamford Branch	0.615%	4/9/10	70,000,000	70,000,000

Unicredito Italiano SpA	0.330%	3/9/10	135,000,000	135,000,000

Unicredito Italiano SpA	0.260%	4/21/10	72,000,000	72,000,000

Westpac Banking Corp.	0.304%	7/6/10	40,000,000	40,009,289	(b)

Westpac Banking Corp.	0.274%	10/6/10	35,000,000	35,007,236	(b)

Total Certificates of Deposit				4,432,681,470

Certificates of Deposit (Euro) — 4.7%

Credit Agricole SA	0.850%	3/12/10	130,000,000	130,000,000

Credit Agricole SA	0.310%	7/13/10	50,000,000	50,000,000

HSBC Bank PLC	0.300%	8/2/10	125,000,000	125,000,000

HSBC Bank PLC	0.320%	8/31/10	75,000,000	75,000,000

ING Bank	0.340%	3/8/10	80,000,000	80,000,155

ING Bank	0.340%	3/10/10	70,000,000	70,000,175

ING Bank	0.540%	5/10/10	70,000,000	70,000,679

ING Bank	0.360%	7/26/10	85,000,000	85,001,732

Total Certificates of Deposit (Euro)				685,002,741

Commercial Paper — 32.2%

ANZ National International Ltd.	0.451%	3/8/10	20,000,000	19,998,250	(a)(c)

ANZ National International Ltd.	0.351%	10/19/10	100,000,000	100,000,000	(a)(b)

ASB Finance Ltd.	0.421%	4/6/10	150,000,000	149,937,000	(a)(c)

Australia & New Zealand	0.244%	12/16/10	40,000,000	39,997,435	(a)(b)

Banco Bilbao Vicaya	0.341%	4/14/10	92,000,000	91,961,769	(a)(c)

Banco Bilbao Vicaya	0.321%	4/27/10	155,000,000	154,921,467	(a)(c)

Banco Bilbao Vicaya	0.351%	6/8/10	65,000,000	64,937,438	(a)(c)

Bank of Nova Scotia	0.110%	3/1/10	23,936,000	23,936,000	(c)

Bank of Nova Scotia	0.280%	7/12/10	67,000,000	66,930,692	(c)

BNZ International Funding Ltd.	0.421%	3/1/10	149,000,000	149,000,000	(a)(c)

BNZ International Funding Ltd.	0.321 – 0.326%	5/14/10	108,000,000	107,928,241	(a)(c)

Caisse D’amortissement	0.170%	3/3/10	53,650,000	53,649,493	(c)

Caisse D’amortissement	0.170 – 0.190%	3/29/10	65,900,000	65,890,602	(c)

CBA (Delaware) Finance Inc.	0.200%	3/10/10	75,000,000	74,996,250	(c)

CBA (Delaware) Finance Inc.	0.300%	6/11/10	50,000,000	49,957,500	(c)

Commerzbank U.S. Finance	0.243%	5/24/10	110,000,000	109,937,758	(c)

Danske Corp.	0.200%	4/6/10	145,000,000	144,971,000	(a)(c)

Danske Corp.	0.205%	4/6/10	28,500,000	28,494,158	(a)(c)

Danske Corp.	0.200%	4/26/10	97,000,000	96,969,822	(a)(c)

Danske Corp.	0.200%	5/11/10	100,000,000	99,960,556	(c)

Deutsche Bank Financial LLC	0.290%	8/9/10	38,925,000	38,874,516	(c)

Dexia Delaware	0.210 – 0.360%	3/1/10	215,000,000	215,000,000	(c)

Dexia Delaware	0.280%	3/9/10	125,000,000	124,992,222	(c)

DnB NOR Bank ASA	0.300%	8/24/10	80,000,000	79,882,667	(a)(c)

See Notes to Financial Statements.

6 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

February 28, 2010

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Commercial Paper — continued

General Electric Co.	0.120%	3/1/10	$100,000,000	$100,000,000	(c)

General Electric Co.	0.290%	7/12/10	149,000,000	148,840,363	(c)

HSBC Americas Inc.	0.280%	8/10/10	40,000,000	39,949,600	(c)

JPMorgan Chase Funding Inc.	0.290%	4/5/10	75,000,000	74,978,854	(a)(c)

Natexis Banques Populaires U.S.	0.381%	7/23/10	110,000,000	109,832,800	(c)

Nordea North America Inc.	0.200%	3/8/10	88,000,000	87,996,577	(c)

Nordea North America Inc.	0.185%	4/8/10	60,000,000	59,988,283	(c)

Skandinaviska Enskilda Banken AG	0.260%	3/26/10	65,000,000	64,988,264	(a)(c)

Societe De Prise	0.190%	5/12/10	130,000,000	129,950,600	(a)(c)

Societe De Prise	0.210%	5/20/10	24,500,000	24,488,567	(a)(c)

Societe De Prise	0.250%	5/27/10	60,000,000	59,963,750	(a)(c)

Societe Generale N.A.	0.150%	3/1/10	137,312,000	137,312,000	(c)

Societe Generale N.A.	0.240%	4/1/10	119,081,000	119,056,390	(c)

Societe Generale N.A.	0.300%	8/23/10	95,000,000	94,861,459	(c)

State Street Boston	0.200%	3/2/10	45,000,000	44,999,750	(c)

State Street Boston	0.190%	4/8/10	40,150,000	40,141,948	(c)

State Street Boston	0.180%	4/14/10	126,500,000	126,472,170	(c)

State Street Boston	0.200%	5/18/10	134,700,000	134,641,630	(c)

Sumitomo Mitsui Banking Corp.	0.200%	3/1/10	77,000,000	77,000,000	(a)(c)

Sumitomo Mitsui Banking Corp.	0.210%	4/7/10	38,000,000	37,991,798	(a)(c)

Svenska Handelsbanken Inc.	0.240%	3/4/10	54,000,000	53,998,920	(c)

Swedish Export Credit	0.341%	3/29/10	175,000,000	174,953,722	(c)

Swedish Export Credit	0.310%	4/1/10	34,270,000	34,260,852	(c)

Toronto Dominion Holdings	0.321%	5/26/10	70,000,000	69,946,489	(a)(c)

Toyota Motor Credit	0.200%	4/21/10	135,190,000	135,151,696	(c)

UBS Finance Delaware LLC	0.552%	4/30/10	72,000,000	71,934,000	(c)

UBS Finance Delaware LLC	0.341%	8/23/10	145,000,000	144,760,348	(c)

Unicredit Delaware	0.521%	5/18/10	130,000,000	129,853,534	(a)(c)

Total Commercial Paper				4,681,439,200

Corporate Bonds & Notes — 3.6%

Berkshire Hathaway Finance Corp.	0.549%	1/11/11	10,864,000	10,894,650	(b)

Commonwealth Bank of Australia	0.249%	11/26/10	100,000,000	100,000,000	(a)(b)

JPMorgan Chase & Co.	0.421%	1/17/11	55,000,000	55,069,641	(b)

JPMorgan Chase Bank N.A.	0.229%	1/21/11	145,000,000	145,000,000	(b)

Nordea Bank AB	0.280%	3/15/11	40,000,000	40,000,000	(a)(b)

Toyota Motor Credit Corp.	0.228%	1/10/11	70,000,000	70,000,000	(b)

Westpac Banking Corp.	0.250%	8/13/10	100,000,000	99,994,801	(a)(b)

Total Corporate Bonds & Notes				520,959,092

Medium-Term Notes — 1.3%

American Honda Finance Corp.	0.278%	1/11/11	100,000,000	100,000,000	(a)(b)

General Electric Capital Corp.	0.400%	3/12/10	80,000,000	80,002,012	(b)

Total Medium-Term Notes				180,002,012

Supranationals/Sovereigns — 1.2%

Inter-American Development Bank, Discount Notes	0.210%	4/6/10	100,000,000	99,979,000	(c)

International Bank for Reconstruction & Development	0.190%	6/1/10	75,000,000	74,963,583	(c)

Total Supranationals/Sovereigns				174,942,583

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 7

Western Asset Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Time Deposits — 12.9%

Bank of Tokyo Mitsubishi	0.160%	3/1/10	$165,000,000	$165,000,000

BNP Paribas Grand Cayman	0.120%	3/1/10	100,000,000	100,000,000

Citibank Nassau	0.140%	3/1/10	220,000,000	220,000,000

Commerzbank Grand Cayman	0.140%	3/1/10	220,000,000	220,000,000

Credit Agricole SA	0.150%	3/1/10	215,000,000	215,000,000

Dexia Credit Local NY	0.150%	3/1/10	57,000,000	57,000,000

DnB NOR Bank ASA	0.130%	3/1/10	120,000,000	120,000,000

National Bank of Canada	0.120%	3/1/10	126,081,000	126,081,000

Natixis Grand Cayman	0.140%	3/1/10	350,000,000	350,000,000

Royal Bank of Canada NY	0.125%	3/1/10	301,259,000	301,259,000

Total Time Deposits				1,874,340,000

U.S. Government Agencies — 10.6%

Federal Farm Credit Bank (FFCB), Bonds	0.159%	5/19/11	160,000,000	159,980,275	(b)

Federal Farm Credit Bank (FFCB), Discount Notes	0.401%	5/3/10	40,000,000	39,972,000	(c)

Federal Home Loan Bank (FHLB), Bonds	0.250%	6/21/11	50,000,000	49,986,791	(b)

Federal Home Loan Bank (FHLB), Bonds	0.128%	7/11/11	78,600,000	78,545,495	(b)

Federal Home Loan Bank (FHLB), Bonds	0.134%	7/20/11	50,000,000	49,978,838	(b)

Federal Home Loan Bank (FHLB), Discount Notes	0.130%	4/30/10	70,000,000	69,984,834	(c)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	5/11/10	20,000,000	19,992,900	(c)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	6/24/10	160,000,000	159,920,777	(c)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	8/10/10	75,000,000	74,925,750	(c)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/12/10	224,000,000	224,000,000	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.311%	4/1/11	50,000,000	50,061,453	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.129%	5/5/11	150,000,000	149,946,743	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.120%	1/25/12	100,000,000	99,826,887	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.120%	3/24/10	34,490,000	34,487,356	(c)

Federal National Mortgage Association (FNMA), Notes	0.141%	7/13/10	175,000,000	174,993,570	(b)

Federal National Mortgage Association (FNMA), Notes	0.130%	5/13/11	100,000,000	99,988,000	(b)

Total U.S. Government Agencies				1,536,591,669

U.S. Treasury Notes — 0.5%

U.S. Treasury Notes	2.125%	4/30/10	78,000,000	78,251,098

Total Investments — 100.6% (Cost — $14,612,209,865#)				14,612,209,865

Liabilities in Excess of Other Assets — (0.6)%				(86,790,693)

Total Net Assets — 100.0%				$14,525,419,172

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

February 28, 2010

Western Asset Government Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.0%

U.S. Government Agencies — 70.1%

Federal Farm Credit Bank (FFCB)	3.300%	7/21/10	$50,000,000	$50,610,769

Federal Farm Credit Bank (FFCB), Bonds	0.230%	11/4/11	25,000,000	24,986,235	(a)

Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	4/9/10	25,000,000	24,997,292	(b)

Federal Farm Credit Bank (FFCB), Discount Notes	0.100%	4/15/10	40,000,000	39,995,000	(b)

Federal Farm Credit Bank (FFCB), Discount Notes	0.150%	7/26/10	50,000,000	49,969,375	(b)

Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	8/16/10	10,489,000	10,480,189	(b)

Federal Farm Credit Bank (FFCB), Discount Notes	0.180%	8/26/10	50,000,000	49,955,500	(b)

Federal Farm Credit Bank (FFCB), Notes	0.370%	3/5/10	72,000,000	71,998,238	(a)

Federal Farm Credit Bank (FFCB), Notes	0.360%	3/12/10	75,000,000	75,001,845	(a)

Federal Farm Credit Bank (FFCB), Notes	0.950%	3/16/10	100,000,000	100,031,490	(a)

Federal Farm Credit Bank (FFCB), Notes	0.320%	4/28/10	100,000,000	100,000,000	(a)

Federal Farm Credit Bank (FFCB), Notes	0.600%	7/15/10	100,000,000	99,996,239	(a)

Federal Farm Credit Bank (FFCB), Notes	0.900%	7/16/10	50,000,000	50,000,000	(a)

Federal Farm Credit Bank (FFCB), Notes	0.840%	9/17/10	50,000,000	49,846,888	(a)

Federal Farm Credit Bank (FFCB), Notes	0.479%	12/23/10	50,000,000	50,000,000	(a)

Federal Farm Credit Bank (FFCB), Notes	0.469%	1/20/11	50,000,000	50,000,000	(a)

Federal Farm Credit Bank (FFCB), Notes	0.228%	10/7/11	25,000,000	25,000,000	(a)

Federal Home Loan Bank (FHLB), Bonds	0.250%	6/7/11	25,000,000	24,993,588	(a)

Federal Home Loan Bank (FHLB), Bonds	0.250%	6/21/11	30,000,000	29,992,076	(a)

Federal Home Loan Bank (FHLB), Bonds	0.134%	7/20/11	35,000,000	34,985,187	(a)

Federal Home Loan Bank (FHLB), Discount Notes	0.240%	3/15/10	50,000,000	49,995,333	(b)

Federal Home Loan Bank (FHLB), Discount Notes	0.110%	3/26/10	75,000,000	74,994,271	(b)

Federal Home Loan Bank (FHLB), Discount Notes	0.110%	4/7/10	66,263,000	66,255,509	(b)

Federal Home Loan Bank (FHLB), Discount Notes	0.090%	4/13/10	50,000,000	49,994,625	(b)

Federal Home Loan Bank (FHLB), Discount Notes	0.110%	4/23/10	100,000,000	99,983,805	(b)

Federal Home Loan Bank (FHLB), Discount Notes	0.090%	4/27/10	100,000,000	99,985,750	(b)

Federal Home Loan Bank (FHLB), Notes	0.180%	5/4/10	50,000,000	49,995,472

Federal Home Loan Bank (FHLB), Notes	0.051%	6/29/10	150,000,000	150,000,000	(a)

Federal Home Loan Bank (FHLB), Notes	0.159%	11/26/10	110,000,000	110,000,000	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.060%	3/1/10	17,991,000	17,991,000	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	3/1/10	101,325,000	101,325,000	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.160%	3/9/10	25,000,000	24,999,111	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	3/22/10	50,000,000	49,994,167	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.245%	3/23/10	100,000,000	99,985,028	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.115%	3/24/10	75,000,000	74,994,490	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	3/29/10	50,000,000	49,992,222	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.195%	4/26/10	81,954,000	81,929,141	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.195%	5/3/10	20,000,000	19,993,175	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.180%	5/11/10	50,000,000	49,982,250	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	5/25/10	50,000,000	49,975,208	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	6/24/10	50,000,000	49,975,243	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	6/25/10	50,000,000	49,972,611	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	6/28/10	35,000,000	34,974,547	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/12/10	50,000,000	50,000,000	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/14/10	50,000,000	49,998,549	(a)

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 9

Western Asset Government Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Agencies — continued

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.235%	9/3/10	$100,000,000	$99,984,686	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.219%	9/24/10	150,000,000	149,974,549	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.311%	4/1/11	50,000,000	50,061,453	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.129%	5/5/11	50,000,000	49,981,638	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.130%	3/1/10	100,000,000	100,000,000	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.155%	3/31/10	33,610,000	33,605,659	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.190%	4/7/10	83,466,000	83,449,701	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.180%	4/21/10	54,721,000	54,707,046	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.170%	4/28/10	50,000,000	49,986,306	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.100%	5/6/10	150,000,000	149,972,500	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.150%	5/12/10	50,000,000	49,985,000	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.150%	6/3/10	25,000,000	24,990,208	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	6/9/10	50,000,000	49,972,222	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	6/30/10	70,000,000	69,952,944	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.188%	7/7/10	25,000,000	24,983,289	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.160%	7/14/10	100,000,000	99,940,000	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.190%	7/19/10	50,000,000	49,963,056	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.180 – 0.200%	8/2/10	125,000,000	124,899,472	(b)

Federal National Mortgage Association (FNMA), Discount Notes	0.220%	8/16/10	50,000,000	49,948,667	(b)

Federal National Mortgage Association (FNMA), Notes	0.199%	8/5/10	100,000,000	99,979,118	(a)

Total U.S. Government Agencies				4,086,463,932

U.S. Government Obligations — 0.5%

U.S. Treasury Notes	3.875%	9/15/10	25,000,000	25,475,917

U.S. Treasury Bills — 19.0%

U.S. Treasury Bills	0.705%	3/11/10	39,790,000	39,782,263	(b)

U.S. Treasury Bills	0.195%	3/25/10	150,000,000	149,980,500	(b)

U.S. Treasury Bills	0.175%	4/1/10	20,000,000	19,996,986	(b)

U.S. Treasury Bills	0.155%	4/15/10	100,000,000	99,980,625	(b)

U.S. Treasury Bills	0.175%	4/29/10	50,000,000	49,985,660	(b)

U.S. Treasury Bills	0.150%	5/27/10	100,000,000	99,963,750	(b)

U.S. Treasury Bills	0.145 – 0.477%	6/3/10	200,000,000	199,880,541	(b)

U.S. Treasury Bills	0.170%	6/10/10	100,000,000	99,952,306	(b)

U.S. Treasury Bills	0.180%	6/17/10	50,000,000	49,973,000	(b)

U.S. Treasury Bills	0.200%	6/24/10	100,000,000	99,936,111	(b)

U.S. Treasury Bills	0.200%	7/1/10	100,000,000	99,932,222	(b)

U.S. Treasury Bills	0.175%	8/12/10	100,000,000	99,920,278	(b)

Total U.S. Treasury Bills				1,109,284,242

See Notes to Financial Statements.

10 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Schedules of investments (unaudited) (cont’d)

February 28, 2010

Western Asset Government Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Repurchase Agreements — 10.4%

Barclays Capital Inc. tri-party repurchase agreement
dated 2/26/10; Proceeds at maturity — $350,002,917;
(Fully collateralized by various U.S. government
obligations, 2.875% to 4.25% due 6/30/10 to 8/15/13;
Market value — $357,000,014)	0.100%	3/1/10	$350,000,000	$350,000,000

Deutsche Bank Securities Inc. tri-party repurchase
agreement dated 2/26/10; Proceeds at maturity —
$256,992,356; (Fully collateralized by various U.S.
government agency obligations, 0.500% to 3.625%
due 7/1/11 to 2/10/14; Market value — $262,133,190)	0.110%	3/1/10	256,990,000	256,990,000

Total Repurchase Agreements				606,990,000

Total Investments — 100.0% (Cost — $5,828,214,091#)				5,828,214,091

Other Assets in Excess of Liabilities — 0.0%				531,461

Total Net Assets — 100.0%				$5,828,745,552

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(b)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 11

Statements of assets and liabilities (unaudited)
February 28, 2010

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

Assets:

Investments, at value	$14,612,209,865	$5,828,214,091

Cash	649	949

Interest receivable	6,091,777	1,466,817

Receivable for Fund shares sold	1,584,052	249,343

Prepaid expenses	291,177	167,336

Other receivables	457,738	50,086

Total Assets	14,620,635,258	5,830,148,622

Liabilities:

Payable for securities purchased	85,000,000	—

Payable for Fund shares repurchased	6,108,954	186,630

Distribution fees payable	1,164,543	450,712

Trustees’ fees payable	702,509	104,592

Investment management fee payable	505,533	455,101

Distributions payable	42,510	6,643

Accrued expenses	1,692,037	199,392

Total Liabilities	95,216,086	1,403,070

Total Net Assets	$14,525,419,172	$5,828,745,552

Net Assets:

Par value (Note 6)	$ 145,592	$ 58,287

Paid-in capital in excess of par value	14,559,259,565	5,828,635,862

Accumulated net realized gain (loss) on investments	(33,985,985)	51,403

Total Net Assets	$14,525,419,172	$5,828,745,552

Shares Outstanding:

Class A	14,186,890,364	5,828,694,149

Class B	37,207,019	—

Class C	143,063,023	—

Class I	192,022,744	—

Net Asset Value:

Class A	$1.00	$1.00

Class B	$1.00	—

Class C	$1.00	—

Class I	$1.00	—

See Notes to Financial Statements.

12 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Statements of operations (unaudited)
For the Six Months Ended February 28, 2010

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

Investment Income:

Interest	$26,014,908	$11,281,065

Expenses:

Investment management fee (Note 2)	29,096,103	12,649,056

Distribution fees (Notes 2 and 4)	7,973,011	3,108,607

Transfer agent fees (Note 4)	3,695,000	418,620

Treasury Guarantee Program fees (Note 11)	454,011	204,624

Shareholder reports (Note 4)	419,539	175,167

Legal fees	221,528	141,601

Registration fees	211,852	131,138

Insurance	199,531	87,245

Trustees’ fees	162,670	59,046

Custody fees	44,223	16,318

Audit and tax	37,907	26,338

Miscellaneous expenses	41,446	16,458

Total Expenses	42,556,821	17,034,218

Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(20,964,703)	(5,978,046)

Net Expenses	21,592,118	11,056,172

Net Investment Income	4,422,790	224,893

Net Realized Gain on Investment Transactions	6,396,247	51,403

Increase in Net Assets From Operations	$10,819,037	$276,296

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 13

Statements of changes in net assets
Western Asset Money Market Fund

For the Six Months Ended February 28, 2010 (unaudited), the Period Ended August 31, 2009 and the Year Ended December 31,	February 28	August 31†	2008

Operations:

Net investment income	$4,422,790	$70,272,227	$785,207,358

Net realized gain (loss)	6,396,247	(43,520,718)	9,096,004

Increase in Net Assets From Operations	10,819,037	26,751,509	794,303,362

Distributions to Shareholders from (Notes 1 and 5):

Net investment income	(4,422,790)	(70,272,227)	(785,071,787)

Decrease in Net Assets From Distributions to Shareholders	(4,422,790)	(70,272,227)	(785,071,787)

Fund Share Transactions (Note 6):

Net proceeds from sale of shares	24,685,391,880	38,877,806,313	116,506,604,468

Reinvestment of distributions	4,266,838	67,075,163	753,130,869

Cost of shares repurchased	(27,762,556,411)	(43,086,066,433)	(125,295,933,198)

Decrease in Net Assets From Fund Share Transactions	(3,072,897,693)	(4,141,184,957)	(8,036,197,861)

Decrease in Net Assets	(3,066,501,446)	(4,184,705,675)	(8,026,966,286)

Net Assets:

Beginning of period	17,591,920,618	21,776,626,293	29,803,592,579

End of period*	$14,525,419,172	$17,591,920,618	$21,776,626,293

*Includes undistributed net investment income of:	—	—	$221,747

† For the period January 1, 2009 through August 31, 2009.

See Notes to Financial Statements.

14 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Statements of changes in net assets (cont’d)
Western Asset Government Money Market Fund

For the Six Months Ended February 28, 2010 (unaudited), the Period Ended August 31, 2009 and the Year Ended December 31,	February 28	August 31†	2008

Operations:

Net investment income	$224,893	$21,596,762	$156,868,288

Net realized gain	51,403	4,556	165,590

Increase in Net Assets From Operations	276,296	21,601,318	157,033,878

Distributions to Shareholders from (Notes 1 and 5):

Net investment income	(310,856)	(21,580,955)	(156,846,540)

Net realized gains	—	(37,554)	(21,747)

Decrease in Net Assets From Distributions to Shareholders	(310,856)	(21,618,509)	(156,868,287)

Fund Share Transactions (Note 6):

Net proceeds from sale of shares	8,513,631,266	16,663,675,931	32,414,917,310

Reinvestment of distributions	287,006	20,343,373	146,622,516

Cost of shares repurchased	(10,055,521,133)	(18,170,405,816)	(29,230,951,015)

Increase (Decrease) in Net Assets From Fund Share Transactions	(1,541,602,861)	(1,486,386,512)	3,330,588,811

Increase (Decrease) in Net Assets	(1,541,637,421)	(1,486,403,703)	3,330,754,402

Net Assets:

Beginning of period	7,370,382,973	8,856,786,676	5,526,032,274

End of period*	$5,828,745,552	$7,370,382,973	$8,856,786,676

*Includes undistributed net investment income of:	—	$85,963	$70,156

† For the period January 1, 2009 through August 31, 2009.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 15

Financial highlights
Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2010[2,3]		2009[3,4]	2008[3,5]	2007[3,5]	2006[3,5,6]	2005[3,5,6]	2004[5,6]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[7]	0.003	0.027	0.048	0.045	0.027	0.009

Net realized gain (loss)[7]	0.000		(0.000)	0.000	(0.000)	(0.000)	0.000	0.000

Total income from operations	0.000	[7]	0.003	0.027	0.048	0.045	0.027	0.009

Less distributions from:
Net investment income	(0.000)[7]		(0.003)	(0.027)	(0.048)	(0.045)	(0.027)	(0.009)

Net realized gains	—		—	—	—	—	—	(0.000)[7]

Total distributions	(0.000)[7]		(0.003)	(0.027)	(0.048)	(0.045)	(0.027)	(0.009)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[8]	0.03%		0.33%[9]	2.73%[9]	4.90%	4.62%	2.75%	0.90%

Net assets, end of period (billions)	$14		$17	$20	$29	$25	$18	$17

Ratios to average net assets:
Gross expenses	0.55%[10,11]		0.57%[10,11]	0.51%[11]	0.51%	0.52%[12]	0.58%	0.59%

Net expenses[13]	0.28	[10,11,14,15]	0.55 [10,11,14,15]	0.51 [11,16]	0.51 [16]	0.51 [12,14]	0.58	0.54 [14]

Net investment income	0.06	[10]	0.52 [10]	2.76	4.79	4.55	2.72	0.88

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.
[2]	For the six months ended February 28, 2010 (unaudited).
[3]	Per share amounts have been calculated using the average shares method.
[4]	For the period January 31, 2009 through August 31, 2009.
[5]	For the year ended December 31.
[6]	Represents a share of capital stock outstanding prior to April 16, 2007.
[7]	Amount represents less than $0.0005 per share.
[8]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.
[10]	Annualized.
[11]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.27%, respectively, for the six months ended February 28, 2010, 0.51% and 0.49%, respectively, for the period ended August 31, 2009 and would both have been 0.51% for the year ended December 31, 2008.

[12]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.50%, respectively.

[13]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.70% until May 30, 2010. Effective May 31, 2010, the expense limitation will be 0.60% until December 31, 2011.

[14]	Reflects fee waivers and/or expense reimbursements.
[15]	In order to maintain a minimum yield, additional waivers were implemented.
[16]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

16 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Financial highlights (cont’d)

Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class B Shares[1]	2010[2]		2009[3]	2008[4]	2007[5]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.001	0.022	0.034

Net realized gain (loss)[6]	0.000		0.000	0.000	(0.000)

Total income from operations	0.000	[6]	0.001	0.022	0.034

Less distributions from:
Net investment income	(0.000)[6]		(0.001)	(0.022)	(0.034)

Total distributions	(0.000)[6]		(0.001)	(0.022)	(0.034)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000

Total return[7]	0.00%[8]		0.08%[9]	2.22%[9]	3.46%

Net assets, end of period (millions)	$37		$46	$53	$31

Ratios to average net assets:
Gross expenses	1.18%[10]		1.12%[10,11]	1.03%[11]	0.98%[10]

Net expenses	0.33	[10,12,13]	0.93 [10,11,12,13]	1.03 [11,14]	0.98 [10,14]

Net investment income	0.01	[10]	0.12 [10]	2.12	4.31 [10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2010 (unaudited).

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	For the period March 19, 2007 (inception date) to December 31, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Amount represents less than 0.005%.

[9]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[10]	Annualized.

[11]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.90%, respectively, for the period ended August 31, 2009 and would both have been 1.02% for the year ended December 31, 2008.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	In order to maintain a minimum yield, additional waivers were implemented.

[14]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 17

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2010[2]		2009[3]	2008[4]	2007[5]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.001	0.019	0.033

Net realized gain (loss)[6]	0.000		0.000	0.000	(0.000)

Total income from operations	0.000	[6]	0.001	0.019	0.033

Less distributions from:
Net investment income	(0.000)[6]		(0.001)	(0.019)	(0.033)

Total distributions	(0.000)[6]		(0.001)	(0.019)	(0.033)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000

Total return[7]	0.00%[8]		0.10%[9]	1.93%[9]	3.35%

Net assets, end of period (millions)	$143		$162	$171	$157

Ratios to average net assets:
Gross expenses	1.18%[10]		1.14%[10,11]	1.30%[11]	1.12%[10]

Net expenses	0.33	[10,12,13]	0.90 [10,11,12,13]	1.30 [11,14]	1.12 [10,14]

Net investment income	0.01	[10]	0.14 [10]	1.90	4.17 [10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2010 (unaudited).

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	For the period March 19, 2007 (inception date) to December 31, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Amount represents less than 0.005%.

[9]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[10]	Annualized.

[11]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.09% and 0.86%, respectively, for the period ended August 31, 2009 and would both have been 1.29% for the year ended December 31, 2008.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	In order to maintain a minimum yield, additional waivers were implemented.

[14]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

18 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Financial highlights (cont’d)

Western Asset Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares	2010[1,2]		2009[2,3]	2008[2,4]	2007[2,4]	2006[2,4,5]	2005[2,4,5]	2004[4,5]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[6]	0.004	0.028	0.049	0.047	0.029	0.010

Net realized gain (loss)[6]	0.000		0.000	0.000	(0.000)	(0.000)	0.000	0.000

Total income from operations	0.000	[6]	0.004	0.028	0.049	0.047	0.029	0.010

Less distributions from:
Net investment income	(0.000)[6]		(0.004)	(0.028)	(0.049)	(0.047)	(0.029)	(0.010)

Net realized gains	—		—	—	—	—	—	(0.000)[6]

Total distributions	(0.000)[6]		(0.004)	(0.028)	(0.049)	(0.047)	(0.029)	(0.010)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[7]	0.03%		0.41%[8]	2.87%[8]	5.04%	4.75%	2.91%	1.00%

Net assets, end of period (millions)	$191		$178	$151	$130	$163	$121	$86

Ratios to average net assets:
Gross expenses	0.40%[9]		0.42%[9,10]	0.38%[10]	0.38%	0.39%[11]	0.43%	0.49%

Net expenses[12]	0.27	[9,13,14]	0.42 [9,10]	0.38 [10,15]	0.38 [15]	0.38 [11,13]	0.43	0.43 [13]

Net investment income	0.07	[9]	0.59 [9]	2.80	4.94	4.68	2.93	0.98

[1]	For the six months ended February 28, 2010 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period January 1, 2009 through August 31, 2009.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 16, 2007.

[6]	Amount represents less than $0.0005 per share.

[7]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[9]	Annualized.

[10]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.38% for the period ended August 31, 2009 and would both have been 0.37% for the year ended December 31, 2008.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.38% and 0.37%, respectively.

[12]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70% until May 30, 2010. Effective May 31, 2010, the expense limitation will be 0.50% until December 31, 2011.

[13]	Reflects fee waivers and/or expense reimbursements.

[14]	In order to maintain a minimum yield, additional waivers were implemented.

[15]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 19

Western Asset Government Money Market Fund

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2010[2,3]		2009[3,4]	2008[3,5]	2007[3,5]	2006[3,5,6]	2005[3,5,6]	2004[5,6]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[7]	0.002	0.022	0.046	0.044	0.027	0.009

Net realized gain (loss)[7]	0.000		(0.000)	0.000	(0.000)	0.000	0.000	0.000

Total income from operations	0.000	[7]	0.002	0.022	0.046	0.044	0.027	0.009

Less distributions from:
Net investment income	(0.000)[7]		(0.002)	(0.022)	(0.046)	(0.044)	(0.027)	(0.009)

Net realized gains	—		—	(0.000)[7]	—	—	(0.000)[7]	(0.000)[7]

Total distributions	(0.000)[7]		(0.002)	(0.022)	(0.046)	(0.044)	(0.027)	(0.009)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[8]	0.00	%†	0.24%	2.24%	4.69%	4.45%	2.69%	0.85%

Net assets, end of period (billions)	$6		$7	$8	$6	$3	$2	$2

Ratios to average net assets:
Gross expenses	0.55%[9,10]		0.56%[9,10]	0.53%[10]	0.55%	0.57%[11]	0.59%	0.57%

Net expenses[12]	0.36	[9,10,13,14]	0.55 [9,10,13,14]	0.53 [10,15]	0.55 [15]	0.55 [11,13]	0.59	0.54 [13]

Net investment income	0.01	[9]	0.37 [9]	2.16	4.53	4.37	2.63	0.82

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.
[2]	For the six months ended February 28, 2010 (unaudited).
[3]	Per share amounts have been calculated using the average shares method.
[4]	For the period January 1, 2009 through August 31, 2009.
[5]	For the year ended December 31.
[6]	Represents a share of capital stock outstanding prior to April 16, 2007.
[7]	Amount represents less than $0.0005 per share.
[8]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Annualized.
[10]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.35%, respectively, for the six months ended February 28, 2010, 0.52% and 0.51%, respectively for the period ended August 31, 2009 and would both have been 0.52% for the year ended December 31, 2008.

[11]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[12]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.70% until May 30, 2010. Effective May 31, 2010, the expense limitation will be 0.60% until December 31, 2011.

[13]	Reflects fee waivers and/or expense reimbursements.
[14]	In order to maintain a minimum yield, additional waivers were implemented.
[15]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.
†	Amount represents less than 0.005%.

See Notes to Financial Statements.

20 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland Business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$14,612,209,865	—	$14,612,209,865

† See Schedules of Investments for additional detailed categorizations.

Government Money Market Fund

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$5,828,214,091	—	$5,828,214,091

† See Schedules of Investments for additional detailed categorizations.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report |  21

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance agreements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

22 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%

Next $1 billion	0.425

Next $3 billion	0.400

Next $5 billion	0.375

Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes, and extraordinary expenses to average net assets of Class A and Class I shares of the Money Market Fund and Class A shares of the Government Money Market Fund will not exceed 0.70% until May 30, 2010. Effective May 31, 2010, the expense limitation will be 0.60% and 0.50% for Class A and Class I respectively of the Money Market Fund and 0.60% for Class A of Government Money Market Fund. This expense limitation cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended February 28, 2010, LMPFA waived a portion of its fee in the amount of $20,964,703 and $5,978,046 for the Money Market Fund and Government Money Market Fund respectively.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Funds during the same fiscal year if the Funds’ total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Funds, in the Funds’ total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

Class A, Class B and Class C shares of the Money Market Fund and Class A shares of the Government Money Market Fund acquired through exchanges with shares of other Legg Mason funds are subject to the contingent deferred sales charge, if any, applicable to the exchanged shares. This could be a maximum of 5.00% for Class B shares and 1.00% for Class A shares or Class C shares. Class B shares of the Money Market Fund will convert to Class A shares approximately 8 years after purchase.

For the period ended February 28, 2010, CDSCs paid to LMIS and its affiliates were approximately:

Money Market Fund

	Class A	Class B	Class C

CDSCs	$3,000	$39,000	$2,000

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 23

Government Money Market Fund

Class A

CDSCs	—

The Funds have adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statements of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of February 28, 2010, the Money Market Fund and the Government Money Market Fund had accrued $447,461 and $62,036, respectively, as deferred compensation payable.

Certain officers and one Trustee of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Funds.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2010 neither the Money Market Fund nor the Government Money Market Fund invested in swaps, options, or futures and neither fund has any intention to do so in the future.

4. Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1 distribution plan and under that plan, the Money Market Fund pays a distribution fee with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. The Government Money Market Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets. Distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2010, class specific expenses were as follows:

Money Market Fund

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses*

Class A	$7,486,526	$3,413,403	$108,000

Class B	103,297	58,383	—

Class C	383,188	218,967	51

Class I	—	4,247	624

Total	$7,973,011	$3,695,000	$108,675

*	For the period September 1, 2009, through September 17, 2009. Subsequent to September 17, 2009, these expenses were accrued as common fund expenses.

24 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

For the six months ended February 28, 2010, waivers and/or reimbursements by class were as follows:

Money Market Fund

Waivers/ Reimbursements

Class A	$20,014,085

Class B	175,175

Class C	653,713

Class I	121,730

Total	$20,964,703

5. Distributions to shareholders by class

Money Market Fund

	Six Months Ended February 28, 2010	Period Ended August 31, 2009†		Year Ended December 31, 2008

Net Investment Income:

Class A	$4,352,188	$69,402,124		$766,677,214

Class B	2,071	43,787		858,658

Class C	7,679	164,847		3,133,236

Class I	60,852	661,469		4,009,132

Exchange A	—	—	[1]	10,393,547	[2]

Total	$4,422,790	$70,272,227		$785,071,787

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.
[2]	For the period August 1, 2008 (inception date) to December 31, 2008.
†	For the period January 1, 2009 to August 31, 2009.

Government Money Market Fund

	Six Months Ended February 28, 2010	Period Ended August 31, 2009†		Year Ended December 31, 2008

Net Investment Income:

Class A	$310,856	$21,580,955		$153,986,510

Exchange A	—	—	[1]	2,860,030	[2]

Total	$310,856	$21,580,955		$156,846,540

Net Realized Gains:

Class A	—	$ 37,554		$ 20,696

Exchange A	—	—	[1]	1,051	[2]

Total	—	$ 37,554		$ 21,747

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.
[2]	For the period August 1, 2008 (inception date) to December 31, 2008.
†	For the period January 1, 2009 to August 31, 2009.

6. Shares of beneficial interest

At February 28, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. The Trust has the ability to issue multiple classes of shares.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 25

Money Market Fund

	Six Months Ended February 28, 2010	Period Ended August 31, 2009†	Year Ended December 31, 2008

Class A

Shares sold	24,596,227,630	38,346,276,366	114,106,563,834

Shares issued on reinvestment	4,196,696	63,401,607	734,888,863

Shares repurchased	(27,658,857,209)	(41,378,334,281)	(124,118,627,667)

Net decrease	(3,058,432,883)	(2,968,656,308)	(9,277,174,970)

Class B

Shares sold	4,953,285	23,012,249	61,644,043

Shares issued on reinvestment	2,026	43,787	818,813

Shares repurchased	(14,326,153)	(29,046,628)	(40,981,457)

Net increase (decrease)	(9,370,842)	(5,990,592)	21,481,399

Class C

Shares sold	46,186,385	75,330,718	136,803,162

Shares issued on reinvestment	7,287	163,851	3,080,283

Shares repurchased	(65,303,233)	(84,782,200)	(125,507,352)

Net increase (decrease)	(19,109,561)	(9,287,631)	14,376,093

Class I

Shares sold	38,024,580	65,795,838	78,718,506

Shares issued on reinvestment	60,829	662,166	4,007,831

Shares repurchased	(24,069,816)	(39,058,319)	(62,256,684)

Net increase	14,015,593	27,399,685	20,469,653

Exchange A

Shares sold	—	367,391,142 [1]	2,122,874,923 [2]

Shares issued on reinvestment	—	2,803,752 [1]	10,335,079 [2]

Shares repurchased	—	(1,554,845,005)[1]	(948,559,891)[2]

Net increase (decrease)	—	(1,184,650,111)	1,184,650,111

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.
[2]	For the period August 1, 2008 (inception date) to December 31, 2008.
†	For the period January 1, 2009 to August 31, 2009.

Government Money Market Fund

	Six Months Ended February 28, 2010	Period Ended August 31, 2009†	Year Ended December 31, 2008

Class A

Shares sold	8,513,631,266	16,451,298,201	31,713,863,909

Shares issued on reinvestment	287,006	19,849,373	144,662,810

Shares repurchased	(10,055,521,133)	(17,547,515,868)	(28,937,956,126)

Net increase (decrease)	(1,541,602,861)	(1,076,368,294)	2,920,570,593

Exchange A

Shares sold	—	212,377,730 [1]	701,053,401 [2]

Shares issued on reinvestment	—	494,000 [1]	1,959,706 [2]

Shares repurchased	—	(622,889,948)[1]	(292,994,889)[2]

Net increase (decrease)	—	(410,018,218)	410,018,218

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.
[2]	For the period August 1, 2008 (inception date) to December 31, 2008.
†	For the period January 1, 2009 to August 31, 2009.

26 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

7. Capital loss carryforward

As of August 31, 2009, Money Market Fund had a net capital loss carryforward of approximately $41,364,373 all of which expires on August 31, 2017. This amount will be available to offset any future taxable capital gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Funds, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 27

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM based on the May 31, 2005 settlement order issued against CGM and SBFM by the SEC. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

28 | Legg Mason Partners Money Market Trust 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, the U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion affirmed the dismissal with prejudice of plantiffs’ claim pursuant to Section 36(b) of the Investment Company Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court of the Southern District of New York.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (known as Western Asset New York Tax Free Money Market Fund effective May 31, 2010, prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

Legg Mason Partners Money Market Trust 2010 Semi-Annual Report | 29

11.Treasury guarantee

The Funds elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Funds elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Funds paid a participation fee of 0.01% of the Funds’ net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap currently in effect.

The Guarantee Program expired as of the close of business on September 18, 2009.

30 | Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the

Legg Mason Partners Money Market Trust | 31

Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder

32 | Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail no-load funds (including the Fund) classified as money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the limitation on the Fund’s expenses is expected to continue through December 2011.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Legg Mason Partners Money Market Trust | 33

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

34 | Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Government Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the

Legg Mason Partners Money Market Trust | 35

Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as U.S. government money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services

36 | Legg Mason Partners Money Market Trust

Board approval of management and subadvisory agreements (unaudited) (cont’d)

related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail no-load funds (including the Fund) classified as U.S. government money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the limitation on the Fund’s expenses is expected to continue through December 2011.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its contractual management fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

Legg Mason Partners Money Market Trust | 37

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

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Western Asset Money Market Fund
Western Asset Government Money Market Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Co-transfer agents
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

PNC Global Investment Servicing*
4400 Computer Drive
Westborough,
Massachusetts 01581
* Effective April 4, 2009, PNC Global Investment Servicing is no longer transfer agent for Western Asset Government Money Market Fund.

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
New York, NY 10154

Western Asset Money Market Fund
Western Asset Government Money Market Fund
The Funds are a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

Legg Mason Partners Money Market Trust
Legg Mason Funds
55 Water Street
New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-800-625-4554.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-800-625-4554, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Money Market Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing. www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
WASX010073 4/10 SR10-1054

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: April 27, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: April 27, 2010

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: April 27, 2010